Transactions with related parties - DSI (Details)			9 Months Ended
	Nov. 29, 2021 USD ($) Vote item $ / shares shares	Nov. 08, 2021	Dec. 31, 2021 USD ($) D
Related Party Transaction [Line Items]
Due from a related party (Note 3(c))			$ 70,000
Series B Preferred Stock
Related Party Transaction [Line Items]
Number of votes | Vote	2,000
Percentage of the total number of votes	34.00%
Maximum percentage of total number of votes entitled to vote including common stock or any other voting security	49.00%
Series C Preferred Stock
Related Party Transaction [Line Items]
Cumulative preferred dividend rate	8.00%
Conversion price | $ / shares	$ 6.50
Diana Shipping Inc
Related Party Transaction [Line Items]
Number of vessel-owning subsidiaries contributed	3
Working capital contributed	$ 1,000,000
Percentage of the total number of votes	34.00%
Cumulative preferred dividend rate	8.00%
Conversion price | $ / shares	$ 6.50
Trading day trailing VWAP of common shares	10
Right of first refusal over number of drybulk carriers		6
Aggregate fair value of vessels	$ 46,040,000
Number Of Vessels Contributed to the Entity | item	3
Economic interest of preferred share	$ 0
Preferred share recorded at par	5,000
Due from a related party (Note 3(c))	$ 70,000
Diana Shipping Inc | Minimum [Member]
Related Party Transaction [Line Items]
Number of vessels the entity has the right, but not the obligation, to purchase		1
Diana Shipping Inc | Maximum [Member]
Related Party Transaction [Line Items]
Number of vessels the entity has the right, but not the obligation, to purchase		6
Diana Shipping Inc | Common stock
Related Party Transaction [Line Items]
Share exchange ratio	10
Number of issued and outstanding common shares distributed | shares	8,820,240
Diana Shipping Inc | Series B Preferred Stock
Related Party Transaction [Line Items]
Number of issued and outstanding common shares distributed | shares	500,000
Number of votes | Vote	2,000
Maximum percentage of total number of votes entitled to vote including common stock or any other voting security	49.00%
Diana Shipping Inc | Series C Preferred Stock
Related Party Transaction [Line Items]
Number of issued and outstanding common shares distributed | shares	10,000
Trading day trailing VWAP of common shares | D			10
Preferred share recorded at stated value	$ 1,000,000
Preferred share recorded at fair value	$ 7,570,000